Subsequent events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent events
Note 30: Subsequent events

On February 12, 2020, the Board of Directors declared an interim dividend of $0.44 per common share to be paid on March 11, 2020 to shareholders of record on February 26, 2020.